Related parties	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
Related parties	Related parties
Supervisory and Executive board members compensation

The compensation presented below, granted to the members of the Executive Board and Supervisory Board was recognized in expenses over the period shown:

	For the six-month period ended June 30,
(in thousands of euros)	2026	2025
Short-term employee benefits (Executive)	1,076	1,159
Short-term employee benefits (Members of the Supervisory Board)	263	212
Share-based payments	2,073	1,723
Post-employment benefits	3	3
Total compensation to related parties	3,415	3,097

The methods used to measure share-based payments are presented in Note 18 -Share-based payments of the Company’s consolidated financial statements as of and for the year ended December 31, 2025.

Related parties

As the exclusive and worldwide licensee of JNJ-1900 (NBTXR3), which is currently a core asset of Nanobiotix, Janssen may be deemed to possess significant influence in respect of some operating policy decisions as defined by IAS 24, but not control.

For the six month period ended June 30, 2026, the Company finalized to support Janssen in execution of NANORAY-312 clinical study during the transition process and following the sponsorship transfer and conducted transactions with Janssen (see Note 16 - Revenues and other income). The payments between the two companies as well as the liabilities and receivables are as follows:

	As of June 30, 2026
(in thousands of euros)	Payments	Assets/(Liabilities)
Collection (Janssen towards Nanobiotix SA) / Receivables	3,767	1,933
Payments (Nanobiotix SA towards Janssen) / Payables	—	(3,976)
Total	3,767	(2,043)

	As of June 30, 2025
(in thousands of euros)	Payments	Assets/(Liabilities)
Collection (Janssen towards Nanobiotix SA) / Receivables	7,387	1,837
Payments (Nanobiotix SA towards Janssen) / Payables	—	(7,905)
Total	7,387	(6,068)